Currency translation rates (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
1 CHF
Foreign Exchange Rates [Table]
Closing exchange rate	1.05	1.08	1.08	1.05	1.08	1.10
Average rate	1.04	1.08	1.10	1.06	1.09
1 EUR
Foreign Exchange Rates [Table]
Closing exchange rate	1.05	1.11	1.19	1.05	1.19	1.14
Average rate	1.06	1.12	1.20	1.09	1.20
1 GBP
Foreign Exchange Rates [Table]
Closing exchange rate	1.22	1.31	1.38	1.22	1.38	1.35
Average rate	1.25	1.33	1.39	1.29	1.39
100 JPY
Foreign Exchange Rates [Table]
Closing exchange rate	0.74	0.82	0.90	0.74	0.90	0.87
Average rate	0.76	0.85	0.91	0.80	0.92